Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 174,863	$ 164,881
Borrowings	1,003,999	1,062,784
Leases Liabilities	528,355	593,814
Derivative financial instruments	5,779	169
Total	1,712,996	1,821,648
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	174,096	163,873
Borrowings	242,332	254,162
Leases Liabilities	66,365	69,858
Derivative financial instruments	5,779	169
Total	488,572	488,062
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	767	528
Borrowings	153,989	83,359
Leases Liabilities	82,192	84,059
Derivative financial instruments	0	0
Total	236,948	167,946
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	0	82
Borrowings	500,453	723,250
Leases Liabilities	183,204	206,413
Derivative financial instruments	0	0
Total	683,657	929,745
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	0	398
Borrowings	107,225	2,013
Leases Liabilities	196,594	233,484
Derivative financial instruments	0	0
Total	$ 303,819	$ 235,895